Share-based Compensation - Schedule of Fair Value Assumptions (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	$ 0	$ 0	$ 0	$ 0
Expected volatility	37.70%		50.00%	110.00%
Expected term (years)	6 years 1 month 6 days		2 years 6 months	3 years 9 months
Risk-free interest rate	1.90%		2.34%	1.67%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		50.00%
Expected term (years)		1 year
Risk-free interest rate		2.33%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		60.00%
Expected term (years)		1 year 6 months
Risk-free interest rate		2.40%